Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000141138
Average Annual Return [Line Items]
Average Annual Return, Percent	11.64%	7.14%	6.74%
Without Sales Load [Member] | C000141139
Average Annual Return [Line Items]
Average Annual Return, Percent	11.36%	6.86%	6.48%
Without Sales Load [Member] | C000007905
Average Annual Return [Line Items]
Average Annual Return, Percent	25.44%	14.10%	12.38%
Without Sales Load [Member] | C000007906
Average Annual Return [Line Items]
Average Annual Return, Percent	25.28%	13.91%	12.19%
Without Sales Load [Member] | C000007907
Average Annual Return [Line Items]
Average Annual Return, Percent	25.11%	13.81%	12.07%
Without Sales Load [Member] | C000007911
Average Annual Return [Line Items]
Average Annual Return, Percent	16.32%	9.76%	9.11%
Without Sales Load [Member] | C000007913
Average Annual Return [Line Items]
Average Annual Return, Percent	16.13%	9.50%	8.80%
Without Sales Load [Member] | C000007914
Average Annual Return [Line Items]
Average Annual Return, Percent	12.05%	8.69%	9.20%
Without Sales Load [Member] | C000007916
Average Annual Return [Line Items]
Average Annual Return, Percent	11.70%	8.41%	8.94%
Without Sales Load [Member] | C000007923
Average Annual Return [Line Items]
Average Annual Return, Percent	10.37%	9.02%	7.78%
Without Sales Load [Member] | C000007925
Average Annual Return [Line Items]
Average Annual Return, Percent	10.05%	8.72%	7.48%
Without Sales Load [Member] | C000007932
Average Annual Return [Line Items]
Average Annual Return, Percent	32.28%	16.14%	15.08%
Without Sales Load [Member] | C000007934
Average Annual Return [Line Items]
Average Annual Return, Percent	31.93%	15.84%	14.77%
Without Sales Load [Member] | C000007917
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%	8.27%	9.07%
Without Sales Load [Member] | C000007919
Average Annual Return [Line Items]
Average Annual Return, Percent	9.71%	7.98%	8.79%
Without Sales Load [Member] | C000007938
Average Annual Return [Line Items]
Average Annual Return, Percent	9.23%	6.01%	5.59%
Without Sales Load [Member] | C000007939
Average Annual Return [Line Items]
Average Annual Return, Percent	9.09%	5.84%	5.43%
Without Sales Load [Member] | C000007940
Average Annual Return [Line Items]
Average Annual Return, Percent	9.01%	5.74%	5.33%
Without Sales Load [Member] | C000195945
Average Annual Return [Line Items]
Average Annual Return, Percent	3.43%	4.70%	5.14%
Without Sales Load [Member] | C000225417
Average Annual Return [Line Items]
Average Annual Return, Percent	3.20%	4.43%	4.87%
Without Sales Load [Member] | C000007920
Average Annual Return [Line Items]
Average Annual Return, Percent	0.37%	3.49%	4.61%
Without Sales Load [Member] | C000007908
Average Annual Return [Line Items]
Average Annual Return, Percent	31.71%	16.16%	15.30%
Without Sales Load [Member] | C000007910
Average Annual Return [Line Items]
Average Annual Return, Percent	31.39%	15.88%	15.01%
Without Sales Load [Member] | C000007899
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%	5.06%	3.43%
Without Sales Load [Member] | C000007901
Average Annual Return [Line Items]
Average Annual Return, Percent	11.75%	4.80%	3.17%
Without Sales Load [Member] | C000007902
Average Annual Return [Line Items]
Average Annual Return, Percent	24.83%	14.38%	12.89%
Without Sales Load [Member] | C000007903
Average Annual Return [Line Items]
Average Annual Return, Percent	24.68%	14.21%	12.72%
Without Sales Load [Member] | C000007904
Average Annual Return [Line Items]
Average Annual Return, Percent	24.52%	14.10%	12.61%
Without Sales Load [Member] | C000195946
Average Annual Return [Line Items]
Average Annual Return, Percent	11.31%	7.24%	7.61%
Without Sales Load [Member] | C000225418
Average Annual Return [Line Items]
Average Annual Return, Percent	11.07%	6.99%	7.34%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.49%	10.06%	9.23%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.49%	10.06%	9.23%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%	12.87%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
FTSE World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Index
Average Annual Return, Percent	17.96%	11.19%	10.17%
FTSE World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Index
Average Annual Return, Percent	17.96%	11.19%	10.17%
FTSE World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE World Index
Average Annual Return, Percent	17.96%	11.19%	10.17%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%	4.73%	5.20%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%	4.73%	5.20%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	5.53%	4.10%	4.80%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%	12.87%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.49%	10.06%	9.23%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.49%	10.06%	9.23%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%	12.55%
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.77%	6.06%	6.25%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.77%	6.06%	6.25%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.68%	8.49%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.68%	8.49%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	12.00%	8.77%	8.85%
Russell 2500™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Index
Average Annual Return, Percent	12.00%	8.77%	8.85%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.68%	8.49%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.68%	8.49%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.96%	16.78%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.96%	16.78%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.68%	8.49%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.68%	8.49%
Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	9.09%	5.87%	6.25%
Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	9.09%	5.87%	6.25%
Reference Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Reference Benchmark
Average Annual Return, Percent	9.09%	5.87%	6.25%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.96%	16.78%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.96%	16.78%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.25%	2.47%	1.77%
FTSE WGBI (hedged into USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE WGBI (hedged into USD)
Average Annual Return, Percent	2.38%	(0.32%)	1.55%
50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)
Average Annual Return, Percent	9.76%	5.07%	5.60%
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.25%	2.47%	1.77%
FTSE WGBI (hedged into USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE WGBI (hedged into USD)
Average Annual Return, Percent	2.38%	(0.32%)	1.55%
50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI ACWI Index/50% FTSE WGBI (hedged into USD)
Average Annual Return, Percent	9.76%	5.07%	5.60%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	11.54%	7.40%	7.82%